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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
                                               --------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      EnTrust Partners OFFSHORE LLC
           -----------------------------------
Address:   650 Madison Avenue
           -----------------------------------
           New York, NY 10022
           -----------------------------------


Form 13F File Number:  28-05427
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard I. Ellenbogen
           -----------------------------------
Title:     Vice President & General Counsel
           -----------------------------------
Phone:     212.888.5209
           -----------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen           New York, NY                    05/15/00
---------------------------    -------------------------------      --------
(Signature)                         (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            --------------                  -------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                            ----------------

Form 13F Information Table Entry Total:             39
                                            ----------------

Form 13F Information Table Value Total:    $      17,495
                                            ----------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                  ENTRUST PARTNERS OFFSHORE LLC
NAME OF ISSUER                        TITLE OF CLASS     CUSIP       MARKET VALUE SHARES/PRN AMT SH/PRN PUT/CALL
                                                                     * 1000
AMC ENTERTAINMENT INC                 COMMON STOCK       001669100            165          17200 SH
AMERICAN STANDARD COMPANIES           COMMON STOCK       029712106            204           5500 SH
ASPECT TELECOMMUNICATIONS CORP        COMMON STOCK       04523710             900          24275 SH
ASPEON INC                            COMMON STOCK       045354107            568          28025 SH
AT&T CORP LIBERTY MEDIA CORP          COMMON STOCK       001957208           1130          19050 SH
AZTEC TECHNOLOGY PARTNERS INC         COMMON STOCK       05480L101            290          36350 SH
BEA SYSTEMS INC                       COMMON STOCK       073325102            510           6950 SH
BROADCOM CORP                         COMMON STOCK       111320107             36            150 SH
CABLETRON SYSTEMS INC                 COMMON STOCK       28205610            1000          34100 SH
CITIGROUP INC                         COMMON STOCK       172967101            647          10800 SH
COLUMBIA/HCA HEALTHCARE CORP          COMMON STOCK       197677107            295          11650 SH
CONEXANT SYSTEMS INC                  COMMON STOCK       207142100             21            300 SH
CRESTLINE CAPITAL CORP                COMMON STOCK       226153104            453          26000 SH
EGAIN COMMUNICATIONS CORP             COMMON STOCK       28225C103            211           5400 SH
EPICOR SOFTWARE CORP                  COMMON STOCK       29426L108           1085         127600 SH
FINOVA GROUP INC                      COMMON STOCK       317928109            368          21900 SH
FREQUENCY ELECTRONICS INC             COMMON STOCK       358010106            188          10300 SH
GOLDEN STATE BANCORP INC              COMMON STOCK       381197102            500          33450 SH
ION NETWORKS INC                      COMMON STOCK       46205P100           1424          42350 SH
JOHN WILEY & SONS INC CLASS A         COMMON STOCK       968223206            340          18900 SH
MBNA CORP                             COMMON STOCK       55262L100            380          14900 SH
PARAMETRIC TECHNOLOGY CORP            COMMON STOCK       699173100            567          26900 SH
REGIS CORP-MINN                       COMMON STOCK       758932107            514          34700 SH
RURAL CELLULAR CORP                   COMMON STOCK       781904107             54            800 SH
SKECHERS USA INC                      COMMON STOCK       830566105            103          14150 SH
STARWOOD HOTELS & RESORTS             COMMON STOCK       85590A203            924          35875 SH
***SBS BROADCASTING SA                COMMON STOCK       L8137F102           1356          22050 SH
***SHAW COMMUNICATIONS INC            COMMON STOCK       82028K200           1216          45150 SH
SUIZA FOODS CORP.                     COMMON STOCK       865077101            489          12150 SH
***TELECOMINICAOES BRASILEIRA         COMMON STOCK       879287308            284           1900 SH
TELEPHONE & DATA SYSTEMS INC          COMMON STOCK       879433100            577           5200 SH
TELESPECTRUM WORLDWIDE INC.           COMMON STOCK       89751U109             37           5300 SH
TRANSWITCH CORP                       COMMON STOCK       894065101             22            225 SH
US CELLULAR CORP                      COMMON STOCK       911684108            125           1250 SH
VITESSE SEMICONDUCTOR CORP            COMMON STOCK       928497106             43            450 SH
WIND RIVER SYSTEMS INC                COMMON STOCK       973149107            116           3200 SH
YANKEE CANDLE INC                     COMMON STOCK       984757104            278          17575 SH
RITE AID CP JAN 005 PBW               COMMON STOCK       767754104             24            155        PUT
XEIKON NV AUG 020 AME                 COMMON STOCK       984003103             18             25        PUT
XEIKON NV MAY 025 AME                 COMMON STOCK       984003103             33             85        PUT
                                                                            17495
*** FOREIGN COMPANY
Table continued...

NAME OF ISSUER                         INVESTMENTMANAGERS  SOLE     SHARED NONE
                                       Discretion
AMC ENTERTAINMENT INC                  SOLE                   17200
AMERICAN STANDARD COMPANIES            SOLE                    5500
ASPECT TELECOMMUNICATIONS CORP         SOLE                   24275
ASPEON INC                             SOLE                   28025
AT&T CORP LIBERTY MEDIA CORP           SOLE                   19050
AZTEC TECHNOLOGY PARTNERS INC          SOLE                   36350
BEA SYSTEMS INC                        SOLE                    6950
BROADCOM CORP                          SOLE                     150
CABLETRON SYSTEMS INC                  SOLE                   34100
CITIGROUP INC                          SOLE                   10800
COLUMBIA/HCA HEALTHCARE CORP           SOLE                   11650
CONEXANT SYSTEMS INC                   SOLE                     300
CRESTLINE CAPITAL CORP                 SOLE                   26000
EGAIN COMMUNICATIONS CORP              SOLE                    5400
EPICOR SOFTWARE CORP                   SOLE                  127600
FINOVA GROUP INC                       SOLE                   21900
FREQUENCY ELECTRONICS INC              SOLE                   10300
GOLDEN STATE BANCORP INC               SOLE                   33450
ION NETWORKS INC                       SOLE                   42350
JOHN WILEY & SONS INC CLASS A          SOLE                   18900
MBNA CORP                              SOLE                   14900
PARAMETRIC TECHNOLOGY CORP             SOLE                   26900
REGIS CORP-MINN                        SOLE                   34700
RURAL CELLULAR CORP                    SOLE                     800
SKECHERS USA INC                       SOLE                   14150
STARWOOD HOTELS & RESORTS              SOLE                   35875
***SBS BROADCASTING SA                 SOLE                   22050
***SHAW COMMUNICATIONS INC             SOLE                   45150
SUIZA FOODS CORP.                      SOLE                   12150
***TELECOMINICAOES BRASILEIRA          SOLE                    1900
TELEPHONE & DATA SYSTEMS INC           SOLE                    5200
TELESPECTRUM WORLDWIDE INC.            SOLE                    5300
TRANSWITCH CORP                        SOLE                     225
US CELLULAR CORP                       SOLE                    1250
VITESSE SEMICONDUCTOR CORP             SOLE                     450
WIND RIVER SYSTEMS INC                 SOLE                    3200
YANKEE CANDLE INC                      SOLE                   17575
RITE AID CP JAN 005 PBW                SOLE                     155
XEIKON NV AUG 020 AME                  SOLE                      26
XEIKON NV MAY 025 AME                  SOLE                      85

*** FOREIGN COMPANY

